Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Reserves [Abstract]
Required percentage of profit transferred to statutory reserve surplus	10.00%
Percentage of registered capital limit for transfer of profit to statutory surplus reserve	50.00%
Percentage of registered capital limit after distributions have been made	25.00%
Appropriations to statutory reserves		$ 80,141	$ 379,916